Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
BORROWINGS [Abstract]
Loans' outstanding amounts

	December 31, 2013	December 31, 2012
Senior Notes	$ 290,000	$ 200,000
Loan for Nazira	528	598

Total borrowings	290,528	200,598
Plus: unamortized premium	3,156	—
Less: current portion	(69)	(69)

Total long-term borrowings	$ 293,615	$ 200,529

Principal payments

Year	Amount in thousands of U.S. dollars
2014	$ 69
2015	69
2016	69
2017	69
2018	69
2019 and thereafter	290,183

Total	$ 290,528